Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356